Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Accrued payroll and other expenses	$ 3,908	$ 2,177	$ 2,530
Less: valuation allowance	(3,908)	(2,177)	(2,530)
Total current deferred tax assets, net
Non-current deferred tax assets:
Net operating loss carry forwards	4,723	7,611	2,775
Advertising expenses in excess of deduction limit	18,673	20,647	17,522
Others	153	145	121
Less: valuation allowance	(23,549)	(28,403)	(20,418)
Total non-current deferred tax assets, net
Total deferred tax assets, net
Net operating loss carry forwards	$ 17,400